TAXES ON INCOME - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Uncertain tax positions, beginning of year	$ 90,124	$ 80,005
Increases (decrease) in tax positions for prior years	(4,345)
Increases (decrease) in tax positions for prior years		1,262
Increases in tax positions for current year	9,743	11,712
Expiry of the statute of limitations	(2,671)	(2,855)
Uncertain tax positions, end of year	$ 92,851	$ 90,124